CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 950	$ 901
Operating expenses
Sales and marketing	92,700	103,318
Research and development	40,448	31,468
General and administrative expenses	4,400,253	470,563
Amortization	16,000	16,000
Total operating expenses	4,549,401	621,349
Loss from operations	(4,548,451)	(620,448)
Other expenses
Acquisition related expense	(112,534)	0
Loss from operations before provision for income taxes	(4,660,985)	(620,448)
Provision for income taxes	0	0
Net loss	$ (4,660,985)	$ (620,448)